Earnings per Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation between basic and diluted earnings per share:
Net income	$ 4,328	$ 5,484	$ 3,640
Weighted-average basic shares outstanding (in shares)	734.5	753.6	776.0
Dilutive effect of stock-based compensation (in shares)	3.2	3.7	3.2
Weighted-average diluted shares outstanding (in shares)	737.7	757.3	779.2
Basic earnings per share (in dollars per share)	$ 5.89	$ 7.28	$ 4.69
Diluted earnings per share (in dollars per share)	$ 5.87	$ 7.24	$ 4.67
Stock Options [Member]
Reconciliation between basic and diluted earnings per share:
Units excluded from the calculation as their inclusion would not have a dilutive effect (in shares)	0.6	0.4	1.2
Performance Share Units [Member]
Reconciliation between basic and diluted earnings per share:
Units excluded from the calculation as their inclusion would not have a dilutive effect (in shares)	0.3	0.1	0.2